Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 97.6%
Aerospace & Defense – 3.3%
CAE Inc	399,346	$5,842,917
Safran SA*	144,694	14,236,685
		20,079,602
Banks – 5.8%
BNP Paribas SA*	444,253	16,091,538
China Construction Bank Corp	19,450,000	12,666,486
Erste Group Bank AG*	201,796	4,219,701
Permanent TSB Group Holdings PLC*	3,507,426	2,055,478
		35,033,203
Beverages – 6.7%
Diageo PLC	488,059	16,716,872
Heineken NV	267,453	23,764,655
		40,481,527
Biotechnology – 1.0%
Ascendis Pharma A/S (ADR)*	40,936	6,317,244
Building Products – 2.4%
Daikin Industries Ltd	76,800	14,163,214
Consumer Finance – 2.0%
Nexi SpA (144A)*	588,431	11,798,325
Electronic Equipment, Instruments & Components – 2.1%
Hexagon AB*	168,875	12,768,238
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One*	121,109	4,392,623
Nexon Co Ltd	282,300	7,011,869
		11,404,492
Hotels, Restaurants & Leisure – 4.7%
GVC Holdings PLC*	1,889,192	23,773,982
Yum China Holdings Inc*	88,150	4,527,046
		28,301,028
Household Durables – 3.0%
Sony Corp	239,600	18,328,392
Insurance – 12.4%
AIA Group Ltd	2,466,200	24,295,760
Beazley PLC	2,250,203	8,891,429
Intact Financial Corp	83,247	8,914,945
NN Group NV	502,083	18,856,818
Prudential PLC	974,005	13,903,002
		74,861,954
Interactive Media & Services – 6.5%
Tencent Holdings Ltd	586,500	39,058,273
Internet & Direct Marketing Retail – 6.4%
Alibaba Group Holding Ltd*	1,037,616	38,370,894
Metals & Mining – 7.5%
Antofagasta PLC	653,878	8,619,576
Hindustan Zinc Ltd	3,692,019	10,550,753
Rio Tinto Ltd	164,769	11,153,159
Teck Resources Ltd	1,050,879	14,633,691
		44,957,179
Oil, Gas & Consumable Fuels – 3.4%
Canadian Natural Resources Ltd	614,939	9,845,173
Total SE#	312,252	10,719,240
		20,564,413
Pharmaceuticals – 9.2%
AstraZeneca PLC	185,646	20,202,070
Novartis AG	143,257	12,452,595
Takeda Pharmaceutical Co Ltd	637,174	22,700,627
		55,355,292
Road & Rail – 0.9%
Container Corp Of India Ltd	1,092,062	5,430,247
Semiconductor & Semiconductor Equipment – 7.4%
ASML Holding NV	60,136	22,171,491
Taiwan Semiconductor Manufacturing Co Ltd	1,481,000	22,244,047
		44,415,538
Specialty Retail – 1.3%
Industria de Diseno Textil SA	286,589	7,966,969
Technology Hardware, Storage & Peripherals – 3.6%
Samsung Electronics Co Ltd	433,580	21,849,957

Shares or Principal Amounts		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 1.5%
Samsonite International SA (144A)*	8,949,600	$9,133,381
Trading Companies & Distributors – 4.6%
Ferguson PLC	275,003	27,664,573
Total Common Stocks (cost $483,819,235)		588,303,935
Investment Companies– 2.2%
Money Markets – 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $13,427,417)	13,426,101	13,427,443
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	111,485	111,485
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$27,871	27,871
Total Investments Purchased with Cash Collateral from Securities Lending (cost $139,356)		139,356
Total Investments (total cost $497,386,008) – 99.8%		601,870,734
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,257,897
Net Assets – 100%		$603,128,631

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$94,622,699	15.7%
United Kingdom	92,106,931	15.3
Netherlands	64,792,964	10.8
Japan	62,204,102	10.3
United States	45,623,995	7.6
France	41,047,463	6.8
Canada	39,236,726	6.5
Hong Kong	33,429,141	5.6
Taiwan	22,244,047	3.7
South Korea	21,849,957	3.6
India	15,981,000	2.7
Sweden	12,768,238	2.1
Switzerland	12,452,595	2.1
Italy	11,798,325	2.0
Australia	11,153,159	1.9
Spain	7,966,969	1.3
Denmark	6,317,244	1.0
Austria	4,219,701	0.7
Ireland	2,055,478	0.3

Total	$601,870,734	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$57,015	$(3,741)	$1,150	$13,427,443
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	178,570∆	-	-	111,485
Total Affiliated Investments - 2.2%	$235,585	$(3,741)	$1,150	$13,538,928

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 2.2%
Money Markets - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	14,220,778	83,673,512	(84,464,256)	13,427,443
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	34,139,496	(34,028,011)	111,485

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $20,931,706, which represents 3.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$5,842,917	$14,236,685	$-
Biotechnology	6,317,244	-	-
Entertainment	4,392,623	7,011,869	-
Hotels, Restaurants & Leisure	4,527,046	23,773,982	-
Insurance	8,914,945	65,947,009	-
Metals & Mining	14,633,691	30,323,488	-
Oil, Gas & Consumable Fuels	9,845,173	10,719,240	-
All Other	-	381,818,023	-
Investment Companies	-	13,427,443	-
Investments Purchased with Cash Collateral from Securities Lending	-	139,356	-
Total Assets	$54,473,639	$547,397,095	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.